SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES
Revenue Recognition
Revenue Recognition

The Company has contractual agreements with its clients that set forth the general terms and conditions of the relationship including line item pricing, payment terms and contract duration. Revenues are recognized as earned (i.e., for transaction based fees, when the underlying transaction is processed) in conjunction with ASC 605, Revenue Recognition. ASC 605, Revenue Recognition, establishes guidance as to when revenue is realized or realizable and earned by using the following criteria: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3)the seller’s price is fixed or determinable; and (4) collectibility is reasonably assured.

The Company follows guidance provided in ASC 605-45, Principal Agent Considerations. ASC 605-45, Principal Agent Considerations, states that whether a company should recognize revenue based on the gross amount billed to a customer or the net amount retained is a matter of judgment that depends on the facts and circumstances of the arrangement and that certain factors should be considered in the evaluation. The Company recognizes processing revenues net of interchange fees, which are assessed to the Company’s merchant customers on all processed transactions. Interchange rates are not controlled by the Company, which effectively acts as a clearing house collecting and remitting interchange fee settlement on behalf of issuing banks, debit networks, credit card associations and its processing customers. All other revenue is reported on a gross basis, as the Company contracts directly with the end customer, assumes the risk of loss and has pricing flexibility.

The Company generates revenue primarily by processing electronic payment transactions. Set forth below is a description of the Company’s revenue by segment.

Merchant Services

The Company’s Merchant Services segment revenue is primarily derived from processing credit and debit card transactions. Merchant Services revenue is primarily comprised of fees charged to businesses, net of interchange fees, for payment processing services, including authorization, capture, clearing, settlement and information reporting of electronic transactions. The fees charged consist of either a percentage of the dollar volume of the transaction or a fixed fee, or both, and are recognized at the time of the transaction. Merchant Services revenue also includes a number of revenue items that are incurred by the Company and are reimbursable as the costs are passed through to and paid by the Company’s clients. These items primarily consist of Visa, MasterCard and other payment network fees. In addition, for sales through ISOs and certain other referral sources in which the Company is the primary party to the contract with the merchant, the Company records the full amount of the fees collected from the merchant as revenue. Merchant Services segment revenue also includes revenue from ancillary services such as fraud management, equipment sales and terminal rent. Merchant Services revenue is recognized as services are performed.

Financial Institution Services

The Company’s Financial Institution Services segment revenues are primarily derived from debit, credit and ATM card transaction processing, ATM driving and support, and PIN debit processing services. Financial Institution Services revenue associated with processing transactions includes per transaction and account related fees, card production fees and fees generated from the Company’s Jeanie network. Financial Institution Services revenue related to card transaction processing is recognized when consumers use their client-issued cards to make purchases. Financial Institution Services revenue related to ATM driving and support is recognized in accordance with contractual agreements with the Company’s clients.

In addition to the services discussed above, Financial Institution Services generates revenue through other services, including statement production, collections and inbound/outbound call centers for credit transactions and other services such as credit card portfolio analytics, program strategy and support, fraud and security management and chargeback and dispute services. Related revenues are recognized as services are performed.

Financial Institution Services provides certain services to Fifth Third Bank. Revenues related to these services are included in the accompanying statements of income as related party revenues.

Revenue Recognition

        The Company has contractual agreements with its clients that set forth the general terms and conditions of the relationship including line item pricing, payment terms and contract duration. Revenues are recognized as earned (i.e., for transaction based fees, when the underlying transaction is processed) in conjunction with ASC 605, Revenue Recognition. ASC 605, Revenue Recognition, establishes guidance as to when revenue is realized or realizable and earned by using the following criteria: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the seller's price is fixed or determinable; and (4) collectibility is reasonably assured.

        The Company follows guidance provided in ASC 605-45, Principal Agent Considerations. ASC 605-45 states that whether a company should recognize revenue based on the gross amount billed to a customer or the net amount retained is a matter of judgment that depends on the facts and circumstances of the arrangement and that certain factors should be considered in the evaluation. The Company recognizes processing revenues net of interchange fees, which are assessed to the Company's merchant customers on all processed transactions. Interchange rates are not controlled by the Company, which effectively acts as a clearing house collecting and remitting interchange fee settlement on behalf of issuing banks, debit networks, credit card associations and its processing customers. All other revenue is reported on a gross basis, as the Company contracts directly with the end customer, assumes the risk of loss and has pricing flexibility.

        The Company generates revenue primarily by processing electronic payment transactions. Set forth below is a description of the Company's revenue by segment.

Merchant Services

        The Company's Merchant Services segment revenue is primarily derived from processing credit and debit card transactions. Merchant Services revenue is primarily comprised of fees charged to businesses, net of interchange fees, for payment processing services, including authorization, capture, clearing, settlement and information reporting of electronic transactions. The fees charged consist of either a percentage of the dollar volume of the transaction or a fixed fee, or both, and are recognized at the time of the transaction. Merchant Services revenue also includes a number of revenue items that are incurred by the Company and are reimbursable as the costs are passed through to and paid by the Company's clients. These items primarily consist of Visa, MasterCard and other payment network fees. In addition, for sales through ISOs and certain other referral sources in which the Company is the primary party to the contract with the merchant, the Company records the full amount of the fees collected from the merchant as revenue. Merchant Services segment revenue also includes revenue from ancillary services such as fraud management, equipment sales and terminal rent. Merchant Services revenue is recognized as services are performed.

        Included within Merchant Services revenue are fees received by the Company for merchant processing services provided on an outsourced basis for certain customers of Fifth Third Bank. In some cases such fees are collected by Fifth Third Bank from the end merchant and remitted to the Company. Revenues associated with such transactions were approximately $99.5 million, $84.3 million, $38.5 million and $40.0 million during the years ended December 31, 2011 and 2010 and the six months ended December 31, 2009 and June 30, 2009, respectively.

Financial Institution Services

        The Company's Financial Institution Services segment revenues are primarily derived from debit, credit and ATM card transaction processing, ATM driving and support, and PIN debit processing services. Financial Institution Services revenue associated with processing transactions includes per transaction and account related fees, card production fees and fees generated from the Company's Jeanie network. Financial Institution Services revenue related to card transaction processing is recognized when consumers use their client-issued cards to make purchases. Financial Institution Services revenue related to ATM driving and support is recognized in accordance with contractual agreements with the Company's clients.

        In addition to the services discussed above, Financial Institution Services generates revenue through other services, including statement production, collections and inbound/outbound call centers for credit transactions and other services such as credit card portfolio analytics, program strategy and support, fraud and security management and chargeback and dispute services. Related revenues are recognized as services are performed.

        Financial Institution Services provides certain services to Fifth Third Bank. Revenues related to these services are included in the accompanying statements of income as related party revenues.

Expenses
Expenses

Set forth below is a brief description of the components of the Company’s expenses:

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Network fees and other costs consists of certain expenses incurred by the Company in connection with providing processing services to its clients, including Visa and MasterCard network association fees, payment network fees, card production costs, telecommunication charges, postage and other third party processing expenses.

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Sales and marketing expense primarily consists of salaries and benefits paid to sales personnel, sales management and other sales and marketing personnel, advertising and promotional costs and residual payments made to ISOs and other third party resellers.

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Other operating costs primarily consist of salaries and benefits paid to operational and IT personnel, costs associated with operating the Company’s technology platform and data centers, information technology costs for processing transactions, product development costs, software consulting fees and maintenance costs.

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General and administrative expenses primarily consist of salaries and benefits paid to executive management and administrative employees, including finance, human resources, product development, legal and risk management, share-based compensation costs, equipment and occupancy costs and consulting costs.

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Non-operating expenses consist of charges related to the refinancing of the Company’s senior secured credit facilities (see Note 3) and the early termination of the Company’s interest rate swaps (see Note 6) in connection with the March 2012 debt refinancing, and a one-time activity fee of $6.0 million assessed by MasterCard as a result of the IPO.

Expenses

        Set forth below is a brief description of the components of the Company's expenses:

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  Network fees and other costs consists of certain expenses incurred by the Company in connection with providing processing services to its clients, including Visa and MasterCard network association fees, payment network fees, card production costs, telecommunication charges, postage and other third party processing expenses.

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  Sales and marketing expense primarily consists of salaries and benefits paid to sales personnel, sales management and other sales and marketing personnel, advertising and promotional costs and residual payments made to ISOs and other third party resellers.

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  Other operating costs primarily consist of salaries and benefits paid to operational and IT personnel, costs associated with operating the Company's technology platform and data centers, information technology costs for processing transactions, product development costs, software consulting fees and maintenance costs.

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  General and administrative expenses primarily consist of salaries and benefits paid to executive management and administrative employees, including finance, human resources, product development, legal and risk management, share-based compensation costs, equipment and occupancy costs and consulting costs.

Share-Based compensation
Share-Based Compensation

The Company expenses employee share-based payments under ASC 718, Compensation—Stock Compensation, which requires compensation cost for the grant-date fair value of share-based payments to be recognized over the requisite service period. The Company estimates the grant date fair value of the share-based awards issued in the form of options using the Black-Scholes option pricing model. The fair value of restricted stock awards is measured based on the market price of the Company’s stock on the grant date.

Share-Based Compensation

        The Company expenses employee share-based payments under ASC 718, Compensation—Stock Compensation, which requires compensation cost for the grant-date fair value of share-based payments to be recognized over the requisite service period. Further, the fair value of liability awards is required to be remeasured at the reporting date, with changes in fair value recognized as compensation cost over the requisite service period. The Company estimates the grant date fair value of the share-based awards issued using the Black-Scholes option pricing model.

Earning Per Share

Earnings Per Share

        Basic earnings per share is computed by dividing net income attributable to Vantiv, Inc. by the weighted average shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to Vantiv, Inc. by the weighted-average shares outstanding during the period and the impact of securities that would have a dilutive effect on earnings per share. Vantiv, Inc. has no securities that would have a dilutive effect on earnings per share. Share-based awards issued by and settled in units of Vantiv Holding have an anti-dilutive effect on earnings per share and have therefore been excluded from the calculation of the Company's diluted earnings per share. As such, on a consolidated basis, there are no securities that have a dilutive effect on earnings per share and, therefore, basic and diluted earnings per share are equal for each period presented.

Income taxes
Income Taxes

Vantiv, Inc. is taxed as a C corporation for U.S. income tax purposes and is therefore subject to both federal and state taxation at a corporate level.

Income taxes are computed in accordance with ASC 740, Income Taxes, and reflect the net tax effects of temporary differences between the financial reporting carrying amounts of assets and liabilities and the corresponding income tax amounts. The Company has deferred tax assets and liabilities and maintains valuation allowances where it is more likely than not that all or a portion of deferred tax assets will not be realized. To the extent the Company determines that it will not realize the benefit of some or all of its deferred tax assets, such deferred tax assets will be adjusted through the Company’s provision for income taxes in the period in which this determination is made. As of September 30, 2012 and December 31, 2011, the Company had recorded no valuation allowances against deferred tax assets.

The Company’s consolidated interim effective tax rate is based upon expected annual income from operations, statutory tax rates and tax laws in the various jurisdictions in which the Company operates. Significant or unusual items, including adjustments to accruals for tax uncertainties, are recognized in the quarter in which the related event occurs.

The Company’s effective tax rates were 30.1% and 28.7% and 30.0% and 23.8%, respectively, for the three months ended and the nine months ended September 30, 2012 and 2011. The effective rate for each period reflects the impact of the Company’s non-controlling interests. The Company’s TRAs had no impact on its effective tax rate.  The effective rate during the nine months ended September 30, 2011 reflects a $2.5 million benefit recognized as a result of a change in state income tax law.

Income Taxes

        Vantiv, Inc. is taxed as a C corporation for U.S. income tax purposes and is therefore subject to both federal and state taxation at a corporate level.

        Income taxes are computed in accordance with ASC 740, Income Taxes, and reflect the net tax effects of temporary differences between the financial reporting carrying amounts of assets and liabilities and the corresponding income tax amounts. The Company has deferred tax assets and liabilities and maintains valuation allowances where it is more likely than not that all or a portion of deferred tax assets will not be realized. To the extent the Company determines that it will not realize the benefit of some or all of its deferred tax assets, such deferred tax assets will be adjusted through the Company's provision for income taxes in the period in which this determination is made. As of December 31, 2011 and 2010, the Company had recorded no valuation allowances against deferred tax assets.

        Prior to June 30, 2009, the operations of the Predecessor Company were included in Fifth Third Bancorp's consolidated federal income tax return and the state income tax returns of certain subsidiaries of Fifth Third Bancorp. For the purpose of the Predecessor financial statements, federal and state income taxes have been determined on a separate basis as if the Predecessor Company was a separate, stand-alone taxable entity for the period prior to June 30, 2009.

        See Note 13 for further discussion of income taxes.

Cash and Cash Equivalents
Cash and Cash Equivalents

Investments with original maturities of three months or less (that are readily convertible to cash) are considered to be cash equivalents and are stated at cost, which approximates fair value. Cash equivalents consist primarily of overnight EuroDollar investments. Such investments are maintained at reputable financial institutions with high credit quality and therefore are considered to bear minimal credit risk.

Cash and Cash Equivalents

        For the period prior to June 1, 2009, Fifth Third Bank used a centralized approach to cash management. Cash receipts and payments of trade payables and other disbursements were processed through a centralized cash management system by Fifth Third Bank. All cash derived from or required for the Predecessor Company's operations was applied to or against Fifth Third Bank's consolidated cash balances.

        Investments with original maturities of three months or less (that are readily convertible to cash) are considered to be cash equivalents and are stated at cost, which approximates fair value. Cash equivalents consist primarily of overnight EuroDollar investments. Such investments are maintained at reputable financial institutions with high credit quality and therefore are considered to bear minimal credit risk.

Accounts Receivable-net
Accounts Receivable—net

Accounts receivable primarily represent processing revenues earned but not collected. For a majority of its customers, the Company has the authority to debit the client’s bank accounts through the Federal Reserve’s Automated Clearing House; as such, collectibility is reasonably assured. The Company records a reserve for doubtful accounts when it is probable that the accounts receivable will not be collected. The Company reviews historical loss experience and the financial position of its customers when estimating the allowance. As of September 30, 2012, the allowance for doubtful accounts was not material to the Company’s statement of financial position.

Accounts Receivable—net

        Accounts receivable primarily represent processing revenues earned but not collected. For a majority of its customers, the Company has the authority to debit the client's bank accounts through the Federal Reserve's Automated Clearing House; as such, collectibility is reasonably assured. The Company records a reserve for doubtful accounts when it is probable that the accounts receivable will not be collected. The Company reviews historical loss experience and the financial position of its customers when estimating the allowance. As of December 31, 2011 and 2010, the allowance for doubtful accounts was not material to the Company's statements of financial position.

        In addition to the reserve for doubtful accounts, the Company also maintains a reserve for refunds expected to be provided to customers. The reserve related to refunds was $3.2 million and $3.3 million as of December 31, 2011 and 2010, respectively, and is recorded within the accounts receivable reserve.

Customer Incentives
Customer Incentives

Customer incentives represent signing bonuses paid to customers. Customer incentives are paid in connection with the acquisition or renewal of customer contracts, and are therefore deferred and amortized using the straight-line method based on the contractual agreement. Related amortization is recorded as contra-revenue.

Customer Incentives

        Customer incentives represent signing bonuses paid to customers. Customer incentives are paid in connection with the acquisition or renewal of customer contracts, and are therefore deferred and amortized using the straight-line method based on the contractual agreement. Related amortization is recorded as contra-revenue.

Property and Equipment-net
Property and Equipment—net

Property and equipment consists of the Company’s corporate headquarters facility, furniture and equipment, software, leasehold improvements and construction in progress. These assets are depreciated on a straight-line basis over their respective useful lives, which are 15 to 40 years for the Company’s corporate headquarters facility and related improvements, 2 to 10 years for furniture and equipment, 3 to 5 years for software and 3 to 10 years for leasehold improvements or the lesser of the estimated useful life of the improvement or the term of lease.

The Company capitalizes certain costs related to computer software developed for internal use and amortizes such costs on a straight-line basis over an estimated useful life of 3 to 5 years. Research and development costs incurred prior to establishing technological feasibility are charged to operations as such costs are incurred. Once technological feasibility has been established, costs are capitalized until the software is placed in service.

Property and Equipment—net

        Property and equipment consists of the Company's corporate headquarters facility, furniture and equipment, software, leasehold improvements and construction in progress. These assets are depreciated on a straight-line basis over their respective useful lives, which are 15 to 40 years for the Company's corporate headquarters facility and related improvements, 2 to 10 years for furniture and equipment, 3 to 5 years for software and 3 to 10 years for leasehold improvements. Leasehold improvements are amortized over the lesser of the estimated useful life of the improvement or the term of lease.

        The Company capitalizes certain costs related to computer software developed for internal use and amortizes such costs on a straight-line basis over an estimated useful life of 3 to 5 years. Research and development costs incurred prior to establishing technological feasibility are charged to operations as such costs are incurred. Once technological feasibility has been established, costs are capitalized until the software is placed in service.

Goodwill and Intangible Assets
Goodwill and Intangible Assets

In accordance with ASC 350, Intangibles—Goodwill and Other, the Company tests goodwill for impairment for each reporting unit on an annual basis, or when events occur or circumstances change that would indicate the fair value of a reporting unit is below its carrying value. If the fair value of a reporting unit is less than its carrying value, an impairment loss is recorded to the extent that fair value of the goodwill within the reporting unit is less than its carrying value. The Company performed its most recent annual goodwill impairment test for all reporting units as of July 31, 2012 in accordance with ASU 2011-08, "Intangibles - Goodwill and Other (Topic 350) Testing Goodwill for Impairment," which permits the Company to assess qualitative factors to determine whether the existence of events or circumstances leads to the determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Based on this analysis, it was determined that it is not more likely than not that the fair value of the reporting units is less than the carrying value.

Intangible assets consist primarily of acquired customer relationships amortized over their estimated useful lives and an indefinite lived trade name not subject to amortization. The Company reviews the acquired customer relationships for possible impairment whenever events or changes in circumstances indicate that carrying amounts may not be recoverable. The indefinite lived trade name is tested for impairment annually. The Company performed its most recent annual trade name impairment test as of July 31, 2012, which indicated there was no impairment.

Goodwill and Intangible Assets

        In accordance with ASC 350, Intangibles—Goodwill and Other, the Company tests goodwill for impairment for each reporting unit on an annual basis, or when events occur or circumstances change that would indicate the fair value of a reporting unit is below its carrying value. If the fair value of a reporting unit is less than its carrying value, an impairment loss is recorded to the extent that fair value of the goodwill within the reporting unit is less than its carrying value. The Company performed its most recent annual goodwill impairment test for certain of its reporting units as of July 31, 2011 and for the remainder of its reporting units as of November 30, 2011 using market data and discounted cash flow analyses, which indicated there was no impairment. As of December 31, 2011, there have been no indications of impairment.

        Intangible assets consist primarily of acquired customer relationships amortized over their estimated useful lives and an indefinite lived trade name not subject to amortization. The Company reviews the acquired customer relationships for possible impairment whenever events or changes in circumstances indicate that carrying amounts may not be recoverable. The indefinite lived trade name is tested for impairment annually.

Settlement Assets and Obligations
Settlement Assets and Obligations

Settlement assets and obligations result from Financial Institution Services when funds are transferred from or received by the Company prior to receiving or paying funds to a different entity. This timing difference results in a settlement asset or obligation. The amounts are generally collected or paid the following business day.

The settlement assets and obligations recorded by Merchant Services represent intermediary balances due to differences between the amount the Sponsoring Member receives from the card associations and the amount funded to the merchants. Such differences arise from timing differences, interchange expenses, merchant reserves and exception items. In addition, certain card associations limit the Company from accessing or controlling merchant settlement funds and, instead, require that these funds be controlled by the Sponsoring Member. The Company follows a net settlement process whereby, if the settlement received from the card associations precedes the funding obligation to the merchant, the Company temporarily records a corresponding liability. Conversely, if the funding obligation to the merchant precedes the settlement from the card associations, the amount of the net receivable position is recorded by the Company, or in some cases, the Sponsoring Member may cover the position with its own funds in which case a receivable position is not recorded by the Company.

Settlement Assets and Obligations

        Settlement assets and obligations result from financial institution services when funds are transferred from or received by the Company prior to receiving or paying funds to a different entity. This timing difference results in a settlement asset or obligation. The amounts are generally collected or paid the following business day.

        The settlement assets and obligations recorded by Merchant Services represent intermediary balances due to differences between the amount the Sponsoring Member receives from the card associations and the amount funded to the merchants. Such differences arise from timing differences, interchange expenses, merchant reserves and exception items. In addition, certain card associations limit the Company from accessing or controlling merchant settlement funds and, instead, require that these funds be controlled by the Sponsoring Member. The Company follows a net settlement process whereby, if the settlement received from the card associations precedes the funding obligation to the merchant, the Company temporarily records a corresponding liability. Conversely, if the funding obligation to the merchant precedes the settlement from the card associations, the amount of the net receivable position is recorded by the Company, or in some cases, the Sponsoring Member may cover the position with its own funds in which case a receivable position is not recorded by the Company. Prior to June 1, 2009, Fifth Third Bank, as the Sponsoring Member, used its own funds and assessed a funding cost to the Company, which was included in non-operating expenses. Subsequent to June 1, 2009, net receivable positions are funded through the Company's cash or available line of credit.

Derivatives
Derivatives

The Company accounts for derivatives in accordance with ASC 815, Derivatives and Hedging. This guidance establishes accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. All derivatives, whether designated in hedging relationships or not, are required to be recorded on the statement of financial position at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and the hedged item will be recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portion of the change in the fair value of the derivative will be recorded in accumulated other comprehensive income (loss) and will be recognized in the statement of income when the hedged item affects earnings. For a derivative that does not qualify as a hedge (“free-standing derivative”), changes in fair value are recognized in earnings.

Derivatives

        The Company accounts for derivatives in accordance with ASC 815, Derivatives and Hedging. This guidance establishes accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. All derivatives, whether designated in hedging relationships or not, are required to be recorded on the statement of financial position at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and the hedged item will be recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portion of the change in the fair value of the derivative will be recorded in accumulated other comprehensive income (loss) and will be recognized in the statement of income when the hedged item affects earnings. For a derivative that does not qualify as a hedge ("free-standing derivative"), changes in fair value are recognized in earnings.

New Accounting Pronouncement
New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-4, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” The amendments in ASU 2011-4 result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. As such, ASU 2011-4 changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For several of the requirements, the FASB does not intend for the amendments in ASU 2011-4 to result in a change in the application of the requirements in ASC 820, Fair Value Measurement. ASU 2011-4 is effective prospectively for annual and interim reporting periods beginning after December 15, 2011. The Company’s adoption of this principle did not have a material effect on the Company’s financial position or results of operations.

In July 2012, the FASB issued ASU 2012-02, "Intangibles-Goodwill and Other," which amends the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment by allowing an entity to perform a qualitative impairment assessment before proceeding to the two-step impairment test. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. In addition, the ASU does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption being permitted. Our adoption of this ASU is not expected to have a material impact on our consolidated financial statements.

New Accounting Pronouncements

        In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income," which revises the manner in which entities present comprehensive income in their financial statements. The amendments implemented under ASU 2011-05 give an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for total comprehensive income. The ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 should be applied retrospectively and is effective for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The Company's adoption of this ASU did not have a material effect on the Company's financial position or results of operations.

        In September 2011, the FASB issued ASU 2011-08, "Intangibles—Goodwill and Other (Topic 350) Testing Goodwill for Impairment," which revises the guidance on testing goodwill for impairment. Under the revised guidance, entities testing goodwill for impairment have the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test would be required. Under the amendments in this ASU, an entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test. An entity may resume performing the qualitative assessment in any subsequent period. This ASU does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill annually for impairment. In addition, this ASU does not amend the requirement to test goodwill for impairment between annual tests if events or circumstances warrant; however, it does revise the examples of events and circumstances that an entity should consider. The amendments within this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The guidance will not have a material effect on the Company's financial position or results of operations.